Business Description and Basis of Presentation (Details) $ in Millions		3 Months Ended		12 Months Ended
	Nov. 01, 2021 shares	Mar. 31, 2022 USD ($) segment	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 25, 2022 USD ($)	Dec. 02, 2021 USD ($)	Nov. 28, 2019
Schedule of Equity Method Investments [Line Items]
Number of reportable segments | segment		1
Net loss		$ (91)	$ (114)	$ (473)	$ (618)	$ 134
Cash outflows from operations		(154)	$ (114)	(512)	(250)	$ 227
Liquidity				916
Cash and cash equivalents		329		516	$ 584
Shareholders equity commitments				150
Net proceeds received upon closing of the Business Combination		128
Senior secured new tranche B-3 term loans
Schedule of Equity Method Investments [Line Items]
Aggregate principal amount		100					$ 100
Undrawn commitments		100
Pro Forma
Schedule of Equity Method Investments [Line Items]
Cash and cash equivalents		557
Senior secured revolving credit facility
Schedule of Equity Method Investments [Line Items]
Undrawn commitments				50
Undrawn commitments		50
Senior secured new tranche B-3 term loan facilities
Schedule of Equity Method Investments [Line Items]
Liquidity		$ 700
Undrawn commitments				$ 200
Aggregate principal amount							$ 100
Senior secured new tranche B-3 term loan facilities | Senior secured new tranche B-3 term loans
Schedule of Equity Method Investments [Line Items]
Aggregate principal amount								$ 1,000
Expedia
Schedule of Equity Method Investments [Line Items]
Number of non-voting ordinary shares issued | shares	8,413,972
Amex Coop
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership interest in joint venture		50.00%		40.50%					50.00%
Amex Coop | Expedia
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership interest in joint venture		40.50%
Juweel
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership interest in joint venture		50.00%		40.50%					50.00%
Juweel | Expedia
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership interest in joint venture		40.50%
Expedia
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership interest in joint venture				19.00%
Number of non-voting ordinary shares issued | shares	8,413,972
Expedia | Expedia
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership interest in joint venture		19.00%